As filed with the Securities and Exchange Commission on August 22, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-9067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47202-1729
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47202-1729
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

Schedule of Investments
June 30, 2006 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 99.4%

	Advertising Agencies - 1.5%
80,475	Interpublic Group of Companies, Inc. *	$671,966

	Automotive Services - 1.3%
27,300	Adesa, Inc.	607,152

	Business Services - 2.0%
27,600	MoneyGram International, Inc.	937,020

	Communications & Media - 6.6%
46,067	CBS Corp. - Class B	1,246,112
25,775	Entercom Communications Corp.	674,274
5,600	Liberty Media Corp. - Capital - Class A *	469,112
18,257	Vivendi Universal SA - ADR	637,352
		3,026,850

	Computers & Software - 5.0%
20,875	Affiliated Computer Services, Inc. - Class A *	1,077,359
112,600	RealNetworks, Inc. *	1,204,820
		2,282,179

	Electronic Components - 5.0%
38,329	Agilent Technologies, Inc. *	1,209,663
69,098	AVX Corp.	1,091,058
		2,300,721

	Electronics - 2.6%
43,650	Olympus Corp. - ADR	1,168,428

	Energy Equipment & Services - 1.9%
42,418	Horizon Offshore, Inc.*	889,081

	Financial Services - 11.0%
31,500	CIT Group, Inc.	1,647,135
31,450	Federated Investors, Inc.	990,675
40,800	Franklin Bank Corp.*	823,752
32,000	H&R Block, Inc.	763,520
39,690	Sovereign Bancorp, Inc.	806,104
		5,031,186

	Health Care & Health Care Equipment - 1.8%
17,230	Analogic Corp.	803,090

	Insurance - 6.8%
10,100	CIGNA Corp.	994,951
42,853	Conseco, Inc. *	989,904
19,178	MBIA, Inc.	1,122,872
		3,107,727

	Manufacturing/Production - 15.1%
32,550	Algoma Steel, Inc. - f	1,033,788
23,750	EMCOR Group, Inc. *	1,155,912
28,425	International Flavors & Fragrances, Inc.	1,001,697
26,475	Lubrizol Corp.	1,055,029
41,168	Tyco International Ltd. - f	1,132,120
28,000	Washington Group International, Inc. *	1,493,520
		6,872,066

	Mining & Oil Production - 3.7%
23,350	James River Coal Co. *	618,542
64,100	Rosetta Resources, Inc. *	1,065,342
		1,683,884

	Pharmaceuticals - 2.0%
25,328	Merck & Co. Inc.	922,699

		Real Estate - 1.5%
14,710		The St Joe Company	684,603

		Retail - 5.4%
28,800		Dillard's Inc. - Class A	917,280
40,082		Dollar Tree Stores, Inc. *	1,062,173
28,000		Liberty Media Corp. - Interactive - Class A *	483,280
			2,462,733

		Semiconductor & Semiconductor Equipment - 2.4%
58,685		Intel Corp.	1,112,081

		Software - 2.5%
48,611		Microsoft Corp.	1,132,636

		Telecommunications - 6.0%
15,450		ALLTEL Corp.	986,173
74,800		Citizens Communications Company	976,140
9,600		Telephone & Data Systems, Inc.	397,440
9,600		Telephone & Data Systems, Inc. - Special Shares #	373,440
			2,733,193

		Transportation - 5.6%
26,125		Atlas Air Worldwide Holdings, Inc. *	1,281,170
24,800		Canadian Pacific Railway Limited - f	1,268,272
			2,549,442

		Travel & Recreation - 5.0%
17,275		Carnival Corp. - f	721,059
55,000		Hilton Hotels Corp.	1,555,400
			2,276,459

		Utilities - 4.7%
20,600		ALLETE, Inc.	975,410
43,100		Mirant Corp.*	1,155,080
			2,130,490

		TOTAL COMMON STOCKS (Cost $35,338,948)	45,385,686

		INVESTMENT COMPANIES - 0.1%

		Closed-End Investment Companies - 0.1%
2,232		Tortoise Energy Infrastructure Corp.	63,858

		TOTAL INVESTMENT COMPANIES (Cost $55,800)	63,858

Principal
Amount
		SHORT TERM INVESTMENTS - 0.3%

		Variable Rate Demand Notes** - 0.3%
$57,419		American Family Demand Note, 4.60%	57,419
73,938		Wisconsin Corporate Central Credit Union, 4.87%	73,938
			131,357

		TOTAL SHORT TERM INVESTMENTS (Cost $131,357)	131,357

		Total Investments (Cost $35,526,105) - 99.8%	45,580,901

		Other Assets in Excess of Liabilities - 0.2%	70,760

		TOTAL NET ASSETS - 100.0%	$45,651,661

*	-	Non-income producing security.
**	-	Variable rate security as of June 30, 2006.
ADR	-	American Depository Receipt.
[f]	-	Foreign security.
#	-	Special Common Shares Issued through a stock dividend on May 13, 2005.

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Kirr, Marbach
Partners Value Fund

Cost of investments	$35,526,105

Gross unrealized appreciation	11,177,899
Gross unrealized depreciation	(1,123,103)
Net unrealized appreciation / (depreciation)	$ 10,054,796

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
Mark Foster, President

Date  8/18/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
Mark Foster, President

Date  8/18/06

By (Signature and Title)* /s/ Mickey Kim
Mickey Kim, Treasurer

Date 8/18/06

* Print the name and title of each signing officer under his or her signature.